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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
Check here if Amendment  [  ]; Amendment No.:
                                              ---------
This Amendment (Check only one.):        [  ]  is a restatement.
                                         [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Camden Partners Holdings, LLC
Address:  500 East Pratt Street
          Suite 1200
          Baltimore, Maryland 21202

Form 13F File Number:  28-12730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Donald W. Hughes
Title: Chief Financial Officer
Phone: 410-878-6800

Signature, Place, and Date of Signing:

/s/ Donald W. Hughes, Baltimore, Maryland, August 14, 2012
----------------------------------------------------------

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     76

Form 13F Information Table Value Total:     $89,426 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F INFORMATION TABLE

Column 1                      Column 2     Column 3   Column 4         Column 5          Column 6 Column 7      Column 8
-------------------------   -------------  ---------  --------- ---------------------- ---------- -------- ----------------------
                                                        Value   Shrs or Prn  Sh/  Put/ Investment  Other      Voting Authority
Name of Issuer             Title of Class   CUSIP      (x$1000)      Amt     Prn  Call Discretion Managers Sole      Shared Other
-------------------------  -------------- ---------- --------- ------------ ---- ----- ---------- -------- -------- ------  -----
Connecticut Water Service
  Inc.                     COM             207797101    246        8,500      SH         Defined    N/A        8,500
Procera Networks, Inc.     COM NEW         74269U203    229        9,400      SH         Defined    N/A        9,400
Monotype Imaging
  Holdings, Inc.           COM             61022P100    206       12,300      SH         Defined    N/A       12,300
FEI Co.                    COM             30241L109    206        4,300      SH         Defined    N/A        4,300
Ciena Corp                 COM NEW         171779309    196       12,000      SH         Defined    N/A       12,000
Arbitron Inc.              COM             03875Q108    191        5,450      SH         Defined    N/A        5,450
Conceptus Inc.             COM             206016107    178        9,000      SH         Defined    N/A        9,000
Power Integrations Inc.    COM             739276103    177        4,750      SH         Defined    N/A        4,750
Acuity Brands, Inc.        COM             00508Y102    163        3,200      SH         Defined    N/A        3,200
American Railcar INDS,
  Inc.                     COM             02916P103    163        6,000      SH         Defined    N/A        6,000
Titan International
Inc. Ill                   COM             88830M102    159        6,500      SH         Defined    N/A        6,500
Brinks Company             COM             109696104    153        6,600      SH         Defined    N/A        6,600
ADTRAN Inc.                COM             00738A106    151        5,000      SH         Defined    N/A        5,000
Twin Disc Inc.             COM             901476101    148        8,000      SH         Defined    N/A        8,000
MYR Group Inc.             COM             55405W104    148        8,650      SH         Defined    N/A        8,650
MDC Partners Inc.          CL A            552697104    144       11,450      SH         Defined    N/A       11,450
Federal Mogul Corp.        COM             313549404    142       12,900      SH         Defined    N/A       12,900
Dana Holdings Corp         COM             235825205    137       10,700      SH         Defined    N/A       10,700
Isis Pharmaceuticals, Inc. COM             464330109    137       11,400      SH         Defined    N/A       11,400
Reald Inc.                 COM             75604L105    136        9,100      SH         Defined    N/A        9,100
Avanir Pharmaceuticals     CL A NEW        05348P401    135       34,400      SH         Defined    N/A       34,400
Valmont Industries, Inc.   COM             920253101    133        1,100      SH         Defined    N/A        1,100
Starwood Property Trust,
  Inc.                     COM             85571B105    132        6,200      SH         Defined    N/A        6,200
Universal Display Corp.    COM             91347P105    131        3,650      SH         Defined    N/A        3,650
DTS Inc.                   COM             23335C101    130        5,000      SH         Defined    N/A        5,000
Insulet Corporation        COM             45784P101    125        5,850      SH         Defined    N/A        5,850
Allied Nevada Gold Corp.   COM             019344100    118        4,150      SH         Defined    N/A        4,150
Acacia Research Corp       COM             003881307    117        3,150      SH         Defined    N/A        3,150
Vitran Corp Inc.           COM             92850E107    113       18,300      SH         Defined    N/A       18,300
Insteel Industries Inc.    COM             45774W108    110        9,900      SH         Defined    N/A        9,900
Zipcar, Inc                COM             98974X103    106        9,000      SH         Defined    N/A        9,000
Rovi Corporation           COM             779376102    104        5,300      SH         Defined    N/A        5,300

Ion Geophysical
  Corporation              COM             462044108    103       15,600      SH         Defined    N/A       15,600
Visteon Crop               COM NEW         92839U206    101        2,700      SH         Defined    N/A        2,700
Petroleum Development
  Corporation              COM             716578109    101        4,100      SH         Defined    N/A        4,100
Pandora Media, Inc.        COM             698354107     98        9,000      SH         Defined    N/A        9,000
Immersion Corp             COM             452521107     95       16,900      SH         Defined    N/A       16,900
Red Lion Hotels Corp       COM             756764106     93       10,800      SH         Defined    N/A       10,800
Gibraltar Industries, Inc. COM             374689107     93        9,000      SH         Defined    N/A        9,000
Horace Mann Educators
  Corp                     COM             440327104     91        5,200      SH         Defined    N/A        5,200
Regis Corp                 COM             758932107     90        5,000      SH         Defined    N/A        5,000
Rexx Energy Corp           COM             761565100     90        8,000      SH         Defined    N/A        8,000
Brookfield Residential
  Propane                  COM             11283W104     87        8,000      SH         Defined    N/A        8,000
OCZ Technology Group
  Inc.                     COM             67086E303     84       15,900      SH         Defined    N/A       15,900
Powersecure
  International, Inc.      COM             73936N105     82       16,500      SH         Defined    N/A       16,500
Global Power Equipment
  Group Inc.               COM PAR        $37941P207     81        3,700      SH         Defined    N/A        3,700
Goodrich Petroleum Corp.   COM NEW         382410405     80        5,800      SH         Defined    N/A        5,800
Mcewen Mining Inc          COM             58039P107     78       25,900      SH         Defined    N/A       25,900
Lexicon Pharmaceuticals,
  Inc.                     COM             528872104     73       32,500      SH         Defined    N/A       32,500
Cavium Networks, Inc.      COM             14965A101     73        2,600      SH         Defined    N/A        2,600
Texas Pacific Land Trust   SUB CTF PROP    882610108     68        1,200      SH         Defined    N/A        1,200
NCI Building Systems Inc.  COM NEW         628852204     63        5,800      SH         Defined    N/A        5,800
Imperva Inc.               COM             45321L100     61        2,100      SH         Defined    N/A        2,100
General Cable Corp.        COM             369300108     58        2,250      SH         Defined    N/A        2,250
Prolor Biotech Inc.        COM             74344F106     58       11,500      SH         Defined    N/A       11,500
Barnes & Noble
  Bookstores               COM             067774109     56        3,400      SH         Defined    N/A        3,400
MAP Pharmaceuticals,
  Inc.                     COM             56509R108     55        3,700      SH         Defined    N/A        3,700
Synaptics Inc.             COM             87157D109     54        1,900      SH         Defined    N/A        1,900
Beazer Homes USA, Inc.     COM             07556Q105     54       16,600      SH         Defined    N/A       16,600
Colony Financial Inc.      COM             19624R106     52        3,000      SH         Defined    N/A        3,000
Rochester Medical Corp     COM             771497104     52        4,800      SH         Defined    N/A        4,800
Sourcefire Inc.            COM             83616T108     49          950      SH         Defined    N/A          950
Oncogenex
  Pharmaceuticals Inc.     COM             68230A106     48        3,600      SH         Defined    N/A        3,600
Active Network Inc.        COM             00506D100     48        3,100      SH         Defined    N/A        3,100
Wendy's-Arby's Group, Inc  COM             95058W100     48       10,100      SH         Defined    N/A       10,100
Clean Energy Fuels Corp.   COM             184499101     47        3,000      SH         Defined    N/A        3,000
Authentec Inc.             COM             052660107     44       10,100      SH         Defined    N/A       10,100
Given Imaging              ORD SHS         M52020100     43        2,700      SH         Defined    N/A        2,700

Microvision, Inc.          COM NEW         594960304     38       23,500      SH         Defined    N/A       23,500
Points International Ltd.  COM NEW         730843208     36        3,000      SH         Defined    N/A        3,000
AtriCure, Inc.             COM             04963C209  8,842      920,132      SH         Defined    N/A      920,132
National American
University Holdings, Inc.  COM             63245Q105  3,957      920,132      SH         Defined    N/A      920,132
CIBT Education Group       COM             17163Y102  2,070   10,894,558      SH         Defined    N/A   10,894,558
Primo Water Corporation    COM             74165N105  1,027      925,491      SH         Defined    N/A      925,491
RealPage, Inc.             COM             75606N109 43,660    1,885,162      SH         Defined    N/A    1,885,162
WageWorks, Inc.            COM             930427109 22,381    1,486,117      SH         Defined    N/A    1,486,117